Shareholder Report	3 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		BRIDGEWAY FUNDS INC
Entity Central Index Key		0000916006
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000012182
Shareholder Report [Line Items]
Fund Name		Aggressive Investors 1
Trading Symbol		BRAGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi - Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number		800-661-3550
Additional Information Website		www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Aggressive Investors 1 Fund	$29	0.54%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

For the six-month period, the Fund returned 15.76%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s quality and sentiment models contributed to relative results, with the sentiment models delivering the strongest outperformance. The Fund’s overweight in the higher momentum and higher beta stocks contributed to performance during the period. Stock selection improved results with selections in the Information Technology and Industrials sectors contributing the most.

Top detractors from performance

The Fund’s value models detracted from relative performance. The Fund’s tilt toward smaller stocks detracted from relative returns during the period. Sector allocation effect was slightly negative with overweighting in the Energy sector detracting the most from relative results.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Aggressive Investors 1 21,444	S&P 500 Index 34,254
2014	10,000	10,000
2015	9,017	10,138
2016	10,773	11,351
2017	12,760	13,829
2018	9,896	13,223
2019	12,059	17,386
2020	13,789	20,585
2021	16,531	21,696
2022	12,831	21,696
2023	15,797	27,399
2024	21,444	34,254

Average Annual Return [Table Text Block]
Fund	6 Months	1 Year	5 Years	10 Years
Aggressive Investors 1	15.76%	35.75%	12.20%	7.93%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 198,383,572	$ 198,383,572
Holdings Count | Holding	92	92
Advisory Fees Paid, Amount		$ 283,697
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$198,383,572
# of Portfolio Holdings	92
Portfolio Turnover Rate	24%
Advisory Fees Paid	$283,697

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	3.68%
Utilities	3.59%
Consumer Staples	5.20%
Energy	5.70%
Communication Services	6.42%
Industrials	8.83%
Health Care	9.61%
Financials	13.54%
Consumer Discretionary	14.70%
Information Technology	28.73%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-661-3550
Updated Prospectus Email Address		funds@bridgeway.com
Updated Prospectus Web Address		www.bridgewayfunds.com
C000254224
Shareholder Report [Line Items]
Fund Name	Global Opportunities Fund
Trading Symbol	BRGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of October 15, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs from October 15, 2024 inception through December 31, 2024?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K InvestmentFootnote Referencea	Costs paid as a % of a $10K InvestmentFootnote Referenceb
Global Opportunities Fund	$32	1.50%
Footnote	Description
Footnote[a]	The cost of a $10,000 investment is based on commencement of operations from October 15, 2024 through December 31, 2024.
Footnote[b]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

Since its inception on October 15, 2024, the Fund returned 2.99%, outperforming the FTSE 3-Month Treasury Bill Index.

By design, the Fund maintained minimal net exposure to undesired risk factors such as country, sector, and size.

Top contributors to performance

Both long and short sleeves contributed positively to the Fund’s overall performance, primarily driven by security selection in Australia, Brazil, and Taiwan. At the sector level, security selection within Financials, Materials, and Information Technology contributed the most.

Top detractors from performance

The primary detractors from performance were the Fund’s security selection in the United States and within the Real Estate sector.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Global Opportunities Fund 10,299	FTSE 3-Month Teasury Bill Index 10,102	MSCI All Country World Investable Market Index 9,884
10/15/2024	10,000	10,000	10,000
10/2024	10,010	10,022	9,777
11/2024	10,010	10,062	10,158
12/2024	10,299	10,102	9,884

Average Annual Return [Table Text Block]
Fund	Since Inception 10/15/2024
Global Opportunities Fund	2.99%
MSCI All Country World Investable Market Index	-1.16%
FTSE 3-Month Teasury Bill Index	1.02%

AssetsNet	$ 20,802,857	$ 20,802,857
Advisory Fees Paid, Amount	$ 10,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,802,857
# of Portfolio Holdings - Long	322
# of Portfolio Holdings - Short	350
Portfolio Turnover Rate	-%Footnote Reference*
Advisory Fees Paid	$10,699
Footnote	Description
Footnote*	There were no long-term transactions for the period ended December 31, 2024.

Holdings [Text Block]

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Utilities	1.57%	1.55%
Communication Services	3.01%	4.37%
Energy	3.88%	3.08%
Real Estate	4.45%	1.71%
Consumer Staples	5.13%	6.91%
Materials	6.16%	8.02%
Health Care	7.22%	4.96%
Consumer Discretionary	11.93%	10.52%
Financials	13.45%	12.16%
Information Technology	13.75%	15.02%
Industrials	17.22%	14.60%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000103073
Shareholder Report [Line Items]
Fund Name		Omni Small-Cap Value
Trading Symbol		BOSVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi - Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number		800-661-3550
Additional Information Website		www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Omni Small-Cap Value Fund	$25	0.47%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

For the six-month period, Fund returned 7.54%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller stocks in the small-cap value universe contributed positively to relative performance. Sector allocation was positive, with the overweighting in the Financials sector and underweighting in the Healthcare sector contributing the most.

Top detractors from performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to relative results during the period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Omni Small-Cap Value 22,112	Russell 2000 Value Index 19,934	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	9,338	9,253	10,048
2016	12,560	12,190	11,327
2017	13,315	13,146	13,721
2018	11,031	11,455	13,002
2019	12,563	14,020	17,035
2020	12,668	14,669	20,593
2021	18,745	18,816	25,877
2022	18,022	16,091	20,907
2023	21,231	18,448	26,334
2024	22,112	19,934	32,604

Average Annual Return [Table Text Block]
Fund	6 Months	1 Year	5 Years	10 Years
Omni Small-Cap Value	7.54%	4.15%	11.97%	8.26%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.98%	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,186,779,596	$ 1,186,779,596
Holdings Count | Holding	588	588
Advisory Fees Paid, Amount		$ 1,884,845
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,186,779,596
# of Portfolio Holdings	588
Portfolio Turnover Rate	15%
Advisory Fees Paid	$1,884,845

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.99%
Health Care	3.73%
Materials	4.33%
Consumer Staples	4.59%
Information Technology	4.69%
Communication Services	6.27%
Energy	12.06%
Consumer Discretionary	12.68%
Industrials	14.77%
Financials	34.89%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-661-3550
Updated Prospectus Email Address		funds@bridgeway.com
Updated Prospectus Web Address		www.bridgewayfunds.com
C000012190
Shareholder Report [Line Items]
Fund Name		Small-Cap Value
Trading Symbol		BRSVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi - Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number		800-661-3550
Additional Information Website		www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Small-Cap Value Fund	$46	0.88%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

For the six-month period the Fund returned 6.80%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s sentiment models contributed to relative results. The Fund’s tilt toward smaller stocks in the small-cap value universe also helped relative performance.

Top detractors from performance

The Fund’s value and quality models underperformed the benchmark, detracting from relative results. From a sector perspective, the Fund’s allocation effect was slightly negative, with an overweighting in the Energy and Materials sectors detracting the most from relative results. The Fund’s stock selection effect was also negative, with holdings in the Materials, Industrials and Information Technology sectors detracting the most from relative performance

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value 25,211	Russell 2000 Value Index 19,934	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	9,057	9,253	10,048
2016	11,483	12,190	11,327
2017	12,300	13,146	13,721
2018	10,693	11,455	13,002
2019	12,294	14,020	17,035
2020	13,775	14,669	20,593
2021	23,105	18,816	25,877
2022	21,318	16,091	20,907
2023	24,319	18,448	26,334
2024	25,211	19,934	32,604

Average Annual Return [Table Text Block]
Fund	6 Months	1 Year	5 Years	10 Years
Small-Cap Value	6.80%	3.67%	15.44%	9.69%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.98%	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 463,458,269	$ 463,458,269
Holdings Count | Holding	140	140
Advisory Fees Paid, Amount		$ 1,624,216
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,458,269
# of Portfolio Holdings	140
Portfolio Turnover Rate	29%
Advisory Fees Paid	$1,624,216

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	6.56%
Health Care	5.60%
Consumer Staples	5.65%
Communication Services	5.68%
Real Estate	6.25%
Materials	6.80%
Energy	7.24%
Consumer Discretionary	10.29%
Industrials	15.00%
Financials	30.93%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-661-3550
Updated Prospectus Email Address		funds@bridgeway.com
Updated Prospectus Web Address		www.bridgewayfunds.com
C000012186
Shareholder Report [Line Items]
Fund Name		Ultra-Small Company
Trading Symbol		BRUSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi - Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number		800-661-3550
Additional Information Website		www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Fund	$67	1.20%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

For the six-month period the Fund returned 22.93%, outperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s quality models outperformed the benchmark contributing to relative results. The Fund’s tilt toward smallest stocks in the micro-cap universe contributed to relative performance. The Fund’s stock selection effect was positive, largely driven by holdings in the Healthcare, Industrials and Consumer Discretionary sectors.

Top detractors from performance

The Fund’s value and sentiment models underperformed the benchmark, detracting from relative results. From a sector perspective, the Fund’s allocation effect was negative. Underweighting in the Information Technology and overweighting in the Materials sectors detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Ultra-Small Company 19,892	Russell Microcap Index 19,254	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	8,388	9,484	10,048
2016	9,568	11,416	11,327
2017	9,939	12,919	13,721
2018	8,380	11,229	13,002
2019	9,178	13,748	17,035
2020	12,051	16,629	20,593
2021	16,069	19,845	25,877
2022	14,347	15,488	20,907
2023	16,921	16,933	26,334
2024	19,892	19,254	32,604

Average Annual Return [Table Text Block]
Fund	6 Months	1 Year	5 Years	10 Years
Ultra-Small Company	22.93%	17.55%	16.73%	7.12%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell Microcap Index	14.67%	13.70%	6.97%	6.77%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 93,172,810	$ 93,172,810
Holdings Count | Holding	224	224
Advisory Fees Paid, Amount		$ 386,923
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$93,172,810
# of Portfolio Holdings	224
Portfolio Turnover Rate	33%
Advisory Fees Paid	$386,923

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	3.29%
Consumer Staples	3.35%
Real Estate	3.55%
Materials	5.50%
Industrials	8.86%
Energy	8.91%
Information Technology	9.56%
Consumer Discretionary	11.00%
Financials	19.14%
Health Care	26.84%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-661-3550
Updated Prospectus Email Address		funds@bridgeway.com
Updated Prospectus Web Address		www.bridgewayfunds.com
C000012187
Shareholder Report [Line Items]
Fund Name		Ultra-Small Company Market
Trading Symbol		BRSIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi - Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number		800-661-3550
Additional Information Website		www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Market Fund	$42	0.75%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

For the six-month period the Fund returned 20.01%, outperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (the CRSP 10 universe). The Fund’s focus on the CRSP 10 universe contributed positively to relative results, as CRSP 10 stocks outperformed the Russell Microcap Index. On average, the Fund held about 83% of its assets in the CRSP 10 universe, versus roughly 13% for the benchmark.

Top detractors from performance

From a sector perspective, the Fund’s allocation effect was negative. Underweighting in the Information Technology and Financials sectors and overweighting in the Consumer Discretionary sector detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Ultra-Small Company Market 18,036	Russell Microcap Index 19,254	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	9,172	9,484	10,048
2016	11,141	11,416	11,327
2017	12,530	12,919	13,721
2018	10,385	11,229	13,002
2019	11,977	13,748	17,035
2020	15,035	16,629	20,593
2021	18,390	19,845	25,877
2022	14,086	15,488	20,907
2023	15,695	16,933	26,334
2024	18,036	19,254	32,604

Average Annual Return [Table Text Block]
Fund	6 Months	1 Year	5 Years	10 Years
Ultra-Small Company Market	20.01%	14.92%	8.53%	6.08%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell Microcap Index	14.67%	13.70%	6.97%	6.77%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 180,478,295	$ 180,478,295
Holdings Count | Holding	551	551
Advisory Fees Paid, Amount		$ 413,457
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,478,295
# of Portfolio Holdings	551
Portfolio Turnover Rate	21%
Advisory Fees Paid	$413,457

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.73%
Consumer Staples	2.44%
Materials	3.49%
Communication Services	3.71%
Energy	5.30%
Information Technology	11.89%
Consumer Discretionary	13.01%
Industrials	13.27%
Financials	18.38%
Health Care	25.78%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-661-3550
Updated Prospectus Email Address		funds@bridgeway.com
Updated Prospectus Web Address		www.bridgewayfunds.com